Earnings (Loss) Per Common Share (Narrative) (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Subordinated Convertible Notes Due 2029 [Member]	Mar. 28, 2014 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 10, 2013 Stock Repurchase Program [Member]
Debt Instrument [Line Items]
Authorized amount						$ 125
Weighted average conversion price per share				$ 36.75	$ 36.75
Stock options and restricted stock units excluded from the earnings per common share	288	553	506